Class A Common Stock Subject to Possible Redemption (Details)	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Plus:
Accretion of carrying value to redemption value		$ 18,406,092		$ (18,406,092)
Subsequent remeasurement of Class A common stock subject to possible redemption	$ (293,649)
Class A common stock subject to possible redemption				$ 150,000,000	$ 150,000,000
Class A Common stock
Temporary Equity [Line Items]
Common shares, shares authorized | shares	280,000,000		280,000,000	280,000,000	280,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per common stock | Vote	1		1
Common stock subject to possible redemption, outstanding | shares				15,000,000	15,000,000
Gross proceeds from Initial Public Offering				$ 150,000,000
Less:
Amount allocated to public warrants				(5,100,000)
Class A common stock issuance costs				(13,306,092)
Plus:
Accretion of carrying value to redemption value				18,406,092
Class A common stock subject to possible redemption				$ 150,000,000	$ 150,000,000
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding | shares	15,000,000		15,000,000	15,000,000	15,000,000
Gross proceeds from Initial Public Offering					$ 150,000,000
Less:
Amount allocated to public warrants					(5,100,000)
Class A common stock issuance costs					(13,306,092)
Plus:
Accretion of carrying value to redemption value					18,406,092
Subsequent remeasurement of Class A common stock subject to possible redemption			$ 293,649
Class A common stock subject to possible redemption	$ 150,293,649		$ 150,293,649	$ 150,000,000	$ 150,000,000